Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment

8. Property, plant and equipment

	Notes	2021	2020
Net book value		€	€
As of January 1,		48,503	12,927
Additions		78,251	42,977
Depreciation expenses	4	(18,656)	(7,401)
As of December 31,		108,099	48,503

		2021	2020
Cumulative depreciation		€	€
As of January 1,		(7,950)	(549)
Depreciation		(18,656)	(7,401)
As of December 31,		(26,605)	(7,950)

		2021	2020
Cumulative Costs		€	€
As of January 1,		56,453	13,476
Addition		78,251	42,977
As of December 31,		134,704	56,453

During 2021, the Group acquired assets with a cost of €78,251 (December 31, 2020: €42,977). The investments in PPE relate to equipment, tools and installations